Shareholder Report, Line Graph (Details) 194540_LK Balanced Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 103,019	$ 97,296	$ 88,010	$ 79,473	$ 85,912	$ 61,661	$ 66,388	$ 60,873	$ 54,087	$ 50,000	$ 114,593
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	172,782	150,032	120,453	100,718	112,680	80,032	74,445	67,421	58,948	50,000	$ 211,356
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value	56,149	52,933	51,576	52,064	58,038	58,231	53,551	49,645	49,843	50,000	$ 58,278
Lipper Balanced Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Lipper Balanced Funds Index
Accumulated Value	$ 99,293	$ 89,862	$ 79,831	$ 73,412	$ 83,169	$ 65,776	$ 63,306	$ 59,282	$ 55,398	$ 50,000	$ 112,981